Share-Based Compensation (Details Narrative) - Share Plan 2018 [Member] - Board Of Directors [Member] - shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options purchase	31,414,057	39,512,055
Number of options forfeited	33,343